The interactive data file included as an exhibit to this filing relates to the supplement to the prospectus for Active Portfolio Multi-Manager Alternative Strategies Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 3, 2014 (Accession No. 0001193125-14-079793), which is incorporated herein by reference.